Going concern - Timing and success of asset disposals (Details) R in Millions, $ in Millions				1 Months Ended		6 Months Ended			12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 01, 2020	Jan. 31, 2021 USD ($)	Jan. 31, 2021 ZAR (R)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Jun. 30, 2020 ZAR (R)	Dec. 31, 2020 ZAR (R)
Going concern
Proceeds on disposals	[1]						R 33,963	R 2,032	R 4,285
Sale and purchase agreements concluded		$ 750				$ 750				R 11,000
Disposal groups held-for-sale
Going concern
Net assets held for sale										12,100
Syndicated loan
Going concern
Repayments of borrowings						1,000	15,500
RCF
Going concern
Repayments of borrowings						840	12,300
RCF | Revolving credit facility repayments
Going concern
Repayments of borrowings				$ 250	R 3,700
Term loan, maturing in November 2021
Going concern
Notional amount		$ 150				$ 150				R 2,200
Gemini HDPE LLC
Going concern
Proceeds on disposals							R 5,900
Proportion of equity interest disposed of		50.00%				50.00%	50.00%
Base Chemicals | Gemini HDPE LLC
Going concern
Proportion of equity interest disposed of		50.00%
Base Chemicals | LCCP
Going concern
Proceeds on disposals							R 30,200
Proportion of equity interest disposed of			50.00%			50.00%	50.00%
US Base Chemicals and Gemini HDPE LLC
Going concern
Proceeds on disposals						$ 2,400	R 33,000

[1]	Includes proceeds received from the disposal of a portion of our US LCCP Base Chemicals business, as well as our 50% equity interest in the Gemini HDPE LLC (approximately R33 billion